Leases (Tables)	12 Months Ended
Feb. 01, 2014
Text Block [Abstract]
Future Minimum Lease Payments under Operating Leases

The future minimum lease payments under operating leases at February 1, 2014 were as follows (in thousands):

2014	$10,124
2015	11,258
2016	11,307
2017	11,108
2018	10,325
Thereafter	40,720

Total minimum lease payments	$94,842